Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 2,659,082	$ 6,438,409
Stock-based compensation	600,592	328,553
Vacation accrual	84,553	45,128
Lease Liability	727,587	467,139
Total deferred tax assets	4,071,814	7,279,229
Less valuation allowance	(2,320,958)	(6,563,244)
Total deferred tax assets after valuation allowance	1,750,856	715,985
Operating lease Right of Use Asset	641,135	390,962
Depreciation and amortization	1,109,721	325,023
Total deferred tax liabilities	1,750,856	715,985
Net deferred tax asset/(liability)